LEASES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 97
2026	76
2027	61
2028	44
2029	34
2030 and thereafter	157
Total lease payments	469
Less: Interest	63
Present value of lease liabilities	$ 406	$ 487